UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Value Fund Investor Shares - VTRIX

Vanguard Diversified Equity Fund Investor Shares - VDEQX

Vanguard International Value Fund
Investor Shares (VTRIX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.37%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index ex USA.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  Selection in five of the Fund’s 11 sectors hurt returns relative to the benchmark. The Fund’s holdings in financials and consumer discretionary accounted for almost all of its underperformance. Its consumer staples holdings contributed most to relative returns.
  Although the Fund’s returns were positive across all regions in the portfolio, they trailed those of the benchmark, with North American stocks lagging most. Selection in North America, emerging markets, Europe, and the Pacific region detracted most from relative performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.23%	5.99%	4.43%
MSCI All Country World Index ex USA	24.33%	5.78%	4.79%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$12,950
Number of Portfolio Holdings	200
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$21,984
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.3%
Asia	38.1%
Europe	47.3%
North America	6.5%
Oceania	1.1%
South America	2.6%
Other Assets and Liabilities—Net	4.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR46

Vanguard Diversified Equity Fund
Investor Shares (VDEQX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.35%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed the MSCI US Broad Market Index, its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted strong returns.
  The Fund is a fund of funds, investing in six actively managed Vanguard funds selected to provide broad exposure to all segments of the U.S. equity market. Together, those funds cover the style and capitalization spectrum.
  Returns of the underlying funds ranged from roughly 26% for Vanguard Windsor Fund to about 47% for Vanguard U.S. Growth Fund—the only underlier to outperform its benchmark index for the period. Among the other underlying funds, four lagged and one performed in line with its benchmark. The underperformers accounted for almost half the Fund’s assets.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	36.30%	14.26%	11.96%
MSCI US Broad Market Index	38.01%	14.75%	12.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$2,903
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard U.S. Growth Fund Investor Shares	30.1%
Vanguard Growth and Income Fund Investor Shares	20.1%
Vanguard WindsorTM Fund Investor Shares	20.0%
Vanguard Windsor II Fund Investor Shares	14.9%
Vanguard ExplorerTM Fund Investor Shares	9.9%
Vanguard Mid-Cap Growth Fund	5.0%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR608

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$173,000	$135,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$173,000	$135,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard International Value Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

International Value Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.8%)
Australia (1.1%)
	South32 Ltd.	28,723,110	68,882
*	James Hardie Industries plc	1,338,500	42,689
	QBE Insurance Group Ltd.	2,823,596	31,879
			143,450
Belgium (0.5%)
	KBC Group NV	850,033	61,917
Brazil (1.7%)
	Lojas Renner SA	28,825,900	92,597
	Ambev SA ADR	20,954,000	45,680
	Banco Bradesco SA ADR	11,102,533	27,423
	Ambev SA	8,499,249	18,584
	Odontoprev SA	9,623,600	18,312
	Banco do Brasil SA	3,842,900	17,503
			220,099
Canada (3.1%)
	Suncor Energy Inc.	2,483,675	93,757
	Nutrien Ltd.	1,853,160	88,362
	Gildan Activewear Inc.	1,104,687	54,062
*	CAE Inc.	2,571,900	45,256
	North West Co. Inc.	1,166,811	43,920
	Magna International Inc.	781,997	30,873
	Saputo Inc.	1,513,949	28,880
	Great-West Lifeco Inc.	578,220	19,402
			404,512
China (9.0%)
	Tencent Holdings Ltd.	7,728,241	402,967
	Ping An Insurance Group Co. of China Ltd. Class H	23,064,500	142,903
	Gree Electric Appliances Inc. of Zhuhai Class A	18,769,324	114,835
	Alibaba Group Holding Ltd.	8,560,800	104,718
	Li Ning Co. Ltd.	44,202,500	90,191
	China Overseas Land & Investment Ltd.	40,637,133	77,650
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,596,900	59,829
	Sungrow Power Supply Co. Ltd. Class A	4,287,894	54,651
*	Trip.com Group Ltd. ADR	700,273	45,098
	Alibaba Group Holding Ltd. ADR	322,942	31,642
	Autohome Inc. ADR	887,992	24,953
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	22,548,000	14,031
			1,163,468
Denmark (0.9%)
	Novo Nordisk A/S Class B	1,064,797	119,433
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	24,883,498	38,506
Finland (1.6%)
	Nokia OYJ	20,115,499	95,187
	Sampo OYJ Class A	1,254,716	55,636
	Nokian Renkaat OYJ	3,679,749	30,541
	Neste OYJ	1,592,548	25,570
			206,934
France (8.3%)
	Kering SA	959,526	239,661
	Air Liquide SA	645,085	115,665
	Bureau Veritas SA	2,757,631	87,458
	Accor SA	1,633,993	74,130
	Thales SA	448,176	72,245
	Engie SA	4,168,762	69,875

International Value Fund
		Shares	Market Value• ($000)
	Capgemini SE	376,770	65,362
	TotalEnergies SE	1,037,286	65,096
	Airbus SE	420,406	64,129
	LVMH Moet Hennessy Louis Vuitton SE	71,100	47,333
	Pernod Ricard SA	318,076	39,686
	ArcelorMittal SA	1,533,945	37,941
	Societe Generale SA	1,310,528	37,640
	Teleperformance SE	340,043	36,045
	STMicroelectronics NV	786,669	21,384
			1,073,650
Germany (6.1%)
	BASF SE	2,406,674	116,995
	SAP SE	409,518	95,616
	MTU Aero Engines AG	233,316	76,257
	Fresenius Medical Care AG	1,871,370	73,255
	Henkel AG & Co. KGaA	828,040	64,634
	Siemens AG (Registered)	312,641	60,824
	adidas AG	223,123	53,436
[1]	Siemens Healthineers AG	1,010,669	52,762
	Merck KGaA	310,576	51,346
*	Fresenius SE & Co. KGaA	1,071,944	39,137
	Bayerische Motoren Werke AG	421,290	33,213
	Bayer AG (Registered)	1,092,914	29,451
	Continental AG	430,073	26,841
	FUCHS SE	555,088	19,941
			793,708
Greece (0.4%)
	Piraeus Financial Holdings SA	14,530,292	54,748
Hong Kong (4.9%)
	AIA Group Ltd.	20,526,000	161,998
*	Sands China Ltd.	44,383,600	112,924
	Techtronic Industries Co. Ltd.	7,647,000	110,617
	Xinyi Glass Holdings Ltd.	47,709,611	54,178
	Jardine Matheson Holdings Ltd.	1,253,800	48,176
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	40,373
	Sun Hung Kai Properties Ltd.	3,275,000	35,462
	Galaxy Entertainment Group Ltd.	7,365,000	32,779
[1]	ESR Group Ltd.	15,538,600	21,066
	CK Asset Holdings Ltd.	3,309,500	13,529
			631,102
India (2.9%)
	HDFC Bank Ltd.	4,309,015	88,571
	ICICI Bank Ltd. ADR	2,707,790	82,344
	Adani Ports & Special Economic Zone Ltd.	4,952,435	80,802
	UPL Ltd.	8,684,234	57,088
	HDFC Bank Ltd. ADR	606,659	38,238
*	Zee Entertainment Enterprises Ltd.	18,912,713	27,361
			374,404
Indonesia (1.3%)
	Bank Mandiri Persero Tbk. PT	137,093,300	58,199
	Astra International Tbk. PT	177,311,100	57,564
	Telkom Indonesia Persero Tbk. PT ADR	1,821,490	32,040
	Selamat Sempurna Tbk. PT	164,317,700	20,196
			167,999
Ireland (2.2%)
[2]	Ryanair Holdings plc ADR	3,937,906	174,292
*	ICON plc	243,333	54,046
	CRH plc	535,000	51,055
			279,393
Italy (1.2%)
	Eni SpA	4,100,507	62,464
	Brembo NV	5,116,123	53,732
	Leonardo SpA	1,560,870	37,204
			153,400
Japan (11.9%)
	Nidec Corp.	5,247,200	104,529

International Value Fund
		Shares	Market Value• ($000)
	Omron Corp.	2,306,110	91,048
	Nihon Kohden Corp.	5,931,900	88,423
	Denso Corp.	5,301,000	75,293
	Makita Corp.	2,303,300	75,207
	FANUC Corp.	2,737,300	72,624
	Kubota Corp.	5,632,100	71,962
	Nitto Denko Corp.	4,306,400	70,856
	Hoya Corp.	502,600	67,245
	Mizuho Financial Group Inc.	3,167,300	65,788
	MISUMI Group Inc.	3,987,800	64,904
	Nitori Holdings Co. Ltd.	479,800	61,105
	Toyota Motor Corp.	3,189,900	54,963
	Kobe Steel Ltd.	4,885,700	52,657
	Nomura Research Institute Ltd.	1,731,100	51,783
	Daikin Industries Ltd.	422,800	50,760
	Seria Co. Ltd.	2,320,600	48,482
	Recruit Holdings Co. Ltd.	736,600	44,979
	Shin-Etsu Chemical Co. Ltd.	1,220,900	44,739
	Mitsui Fudosan Co. Ltd.	4,979,000	42,483
	Toray Industries Inc.	6,864,100	37,327
	Tokyo Electron Ltd.	245,200	36,082
	Ain Holdings Inc.	1,074,600	35,488
	Suzuki Motor Corp.	3,398,100	33,720
	Marubeni Corp.	2,089,000	31,229
	Renesas Electronics Corp.	2,236,700	29,968
	Kokusai Electric Corp.	1,605,500	29,274
	Shimizu Corp.	1,332,608	8,828
			1,541,746
Malaysia (0.4%)
	Westports Holdings Bhd.	49,438,300	47,585
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	8,910,600	62,046
	Cemex SAB de CV	42,863,900	22,579
			84,625
Netherlands (4.4%)
	Aegon Ltd.	13,497,563	85,194
	Koninklijke Vopak NV	1,486,531	68,527
	Koninklijke Ahold Delhaize NV	1,957,881	64,607
	IMCD NV	396,016	62,963
	Universal Music Group NV	2,361,674	59,434
	ASML Holding NV	81,118	54,603
	Coca-Cola Europacific Partners plc	621,091	47,026
	ING Groep NV	2,658,723	45,120
	SBM Offshore NV	1,871,020	34,248
	ASM International NV	56,387	31,493
[1]	ABN AMRO Bank NV	979,952	16,194
			569,409
Norway (0.4%)
	Bakkafrost P/F	964,447	58,162
Panama (0.9%)
	Copa Holdings SA Class A	1,238,653	120,521
Philippines (0.5%)
	Puregold Price Club Inc.	57,047,400	31,955
	Universal Robina Corp.	17,351,600	29,105
			61,060
Singapore (2.1%)
	United Overseas Bank Ltd.	4,224,300	102,689
	Venture Corp. Ltd.	7,175,300	71,967
	DBS Group Holdings Ltd.	1,975,270	57,272
	Sembcorp Industries Ltd.	8,869,700	33,650
			265,578
South Korea (2.3%)
	SK Hynix Inc.	675,713	88,460
[1]	Samsung Electronics Co. Ltd. GDR	76,569	81,068
	Samsung Electronics Co. Ltd.	1,342,732	57,014

International Value Fund
	Shares	Market Value• ($000)
Hyundai Mobis Co. Ltd.	235,838	42,388
Shinhan Financial Group Co. Ltd.	899,350	33,501
		302,431
Spain (1.1%)
Banco Santander SA	17,602,140	85,993
Banco Bilbao Vizcaya Argentaria SA	5,953,455	59,265
		145,258
Sweden (1.0%)
Assa Abloy AB Class B	2,720,676	85,219
Epiroc AB Class A	2,493,188	48,693
Boliden AB	16,047	502
		134,414
Switzerland (5.0%)
Roche Holding AG	658,431	204,050
Sandoz Group AG	2,604,372	118,729
UBS Group AG (Registered)	3,333,642	101,970
Novartis AG (Registered)	831,770	90,252
ABB Ltd. (Registered)	1,558,672	86,617
Cie Financiere Richemont SA (Registered) Class A	322,532	46,961
		648,579
Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8,385,000	262,949
United Kingdom (12.9%)
Unilever plc	2,365,119	144,277
RELX plc	2,773,976	127,214
Compass Group plc	3,812,497	123,816
Croda International plc	2,094,525	100,503
Prudential plc	11,862,073	98,750
Smith & Nephew plc	7,855,393	97,665
HSBC Holdings plc (XHKG)	9,977,600	92,443
Berkeley Group Holdings plc	1,436,066	81,949
IMI plc	3,734,890	79,550
HSBC Holdings plc	8,603,307	78,961
GSK plc	3,585,041	64,741
London Stock Exchange Group plc	444,029	60,182
Experian plc	1,218,074	59,449
Weir Group plc	2,200,300	59,254
RS Group plc	6,155,295	55,184
Shell plc	1,634,040	54,556
Travis Perkins plc	5,093,082	53,032
Smiths Group plc	2,589,440	51,097
Renishaw plc	951,926	38,552
Kingfisher plc	9,735,016	36,816
3i Group plc	801,762	32,878
Diploma plc	588,462	32,350
Whitbread plc	766,633	29,827
easyJet plc	2,644,536	17,427
Victrex plc	422,260	4,641
		1,675,114
United States (1.8%)
Aon plc Class A	292,634	107,359
Smurfit WestRock plc	1,527,212	78,943
Chubb Ltd.	160,590	45,357
		231,659
Vietnam (0.9%)
Vietnam Dairy Products JSC	22,019,800	57,555
Phu Nhuan Jewelry JSC	14,542,400	54,367
		111,922
Total Common Stocks (Cost $10,869,829)		12,147,735
Preferred Stocks (2.1%)
Itau Unibanco Holding SA Preference Shares	11,864,700	71,875
FUCHS SE Preference Shares	1,248,935	58,290
Henkel AG & Co. KGaA Preference Shares	631,063	54,646
Gerdau SA Preference Shares	14,370,552	45,491

International Value Fund
	Shares	Market Value• ($000)
Jungheinrich AG Preference Shares	1,404,172	38,436
Total Preferred Stocks (Cost $252,422)		268,738
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[3,4] Vanguard Market Liquidity Fund, 4.834% (Cost $427,866)	4,280,256	427,983
Total Investments (99.2%) (Cost $11,550,117)		12,844,456
Other Assets and Liabilities—Net (0.8%)		105,995
Net Assets (100%)		12,950,451
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $171,090,000, representing 1.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,062,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,104,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2024	1,434	168,509	(4,873)
MSCI Emerging Markets Index	December 2024	1,329	74,856	(2,641)
				(7,514)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/18/24	USD	11,334	EUR	10,236	178	—
UBS AG	12/18/24	USD	151	PLN	585	6	—
HSBC Bank plc	12/18/24	USD	263	SEK	2,713	7	—
						191	—
EUR—euro.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,122,251)	12,416,473
Affiliated Issuers (Cost $427,866)	427,983
Total Investments in Securities	12,844,456
Investment in Vanguard	380
Cash	1,773
Foreign Currency, at Value (Cost $18,309)	17,963
Cash Collateral Pledged—Futures Contracts	4,646
Receivables for Investment Securities Sold	117,575
Receivables for Accrued Income	58,468
Receivables for Capital Shares Issued	2,678
Unrealized Appreciation—Forward Currency Contracts	191
Total Assets	13,048,130
Liabilities
Payables for Investment Securities Purchased	71,431
Collateral for Securities on Loan	1,104
Payables for Capital Shares Redeemed	10,838
Payables to Investment Advisor	5,326
Payables to Vanguard	2,049
Variation Margin Payable—Futures Contracts	836
Deferred Foreign Capital Gains Taxes	6,095
Total Liabilities	97,679
Net Assets	12,950,451
1 Includes $1,062,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	10,765,137
Total Distributable Earnings (Loss)	2,185,314
Net Assets	12,950,451

Net Assets
Applicable to 305,681,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,950,451
Net Asset Value Per Share	$42.37
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends[1]	396,650
Interest[2]	25,870
Securities Lending—Net	601
Total Income	423,121
Expenses
Investment Advisory Fees—Note B
Basic Fee	22,090
Performance Adjustment	(106)
The Vanguard Group—Note C
Management and Administrative	26,237
Marketing and Distribution	728
Custodian Fees	1,145
Auditing Fees	46
Shareholders’ Reports	201
Trustees’ Fees and Expenses	9
Other Expenses	17
Total Expenses	50,367
Expenses Paid Indirectly	(1)
Net Expenses	50,366
Net Investment Income	372,755
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	679,445
Futures Contracts	28,032
Forward Currency Contracts	(95)
Foreign Currencies	(600)
Realized Net Gain (Loss)	706,782
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	1,260,204
Futures Contracts	4,180
Forward Currency Contracts	191
Foreign Currencies	(691)
Change in Unrealized Appreciation (Depreciation)	1,263,884
Net Increase (Decrease) in Net Assets Resulting from Operations	2,343,421
1	Dividends are net of foreign withholding taxes of $30,708,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,522,000, $100,000, $3,000, and ($31,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $7,080,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $102,000.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	372,755	363,233
Realized Net Gain (Loss)	706,782	271,881
Change in Unrealized Appreciation (Depreciation)	1,263,884	1,007,766
Net Increase (Decrease) in Net Assets Resulting from Operations	2,343,421	1,642,880
Distributions
Total Distributions	(373,465)	(341,585)
Capital Share Transactions
Issued	1,071,516	1,777,129
Issued in Lieu of Cash Distributions	330,509	304,194
Redeemed	(2,843,466)	(2,693,213)
Net Increase (Decrease) from Capital Share Transactions	(1,441,441)	(611,890)
Total Increase (Decrease)	528,515	689,405
Net Assets
Beginning of Period	12,421,936	11,732,531
End of Period	12,950,451	12,421,936
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.55	$32.96	$43.76	$32.48	$36.63
Investment Operations
Net Investment Income[1]	1.142	1.045	1.019	1.091	.684
Net Realized and Unrealized Gain (Loss) on Investments	5.801	3.528	(10.011)	10.824	(3.723)
Total from Investment Operations	6.943	4.573	(8.992)	11.915	(3.039)
Distributions
Dividends from Net Investment Income	(1.123)	(.983)	(1.087)	(.635)	(1.111)
Distributions from Realized Capital Gains	—	—	(.721)	—	—
Total Distributions	(1.123)	(.983)	(1.808)	(.635)	(1.111)
Net Asset Value, End of Period	$42.37	$36.55	$32.96	$43.76	$32.48
Total Return[2]	19.23%	13.97%	-21.28%	36.91%	-8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,950	$12,422	$11,733	$15,219	$9,408
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.39%	0.38%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.72%	2.68%	2.56%	2.05%
Portfolio Turnover Rate	40%	29%	37%	33%	72%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.01%, 0.00%, (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Value Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Lazard Asset Management LLC, Sprucegrove Investment Management Ltd., and ARGA Investment Management, LP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years. The basic fee of Sprucegrove Investment Management Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net decrease of $106,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $380,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Value Fund
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2024, these arrangements reduced the fund’s expenses by $1,000  (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	982,473	78,943	—	1,061,416
Common Stocks—Other	574,081	10,512,238	—	11,086,319
Preferred Stocks	117,366	151,372	—	268,738
Temporary Cash Investments	427,983	—	—	427,983
Total	2,101,903	10,742,553	—	12,844,456

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	191	—	191
Liabilities
Futures Contracts[1]	(7,514)	—	—	(7,514)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	191	191
Total Assets	—	191	191

Unrealized Depreciation—Futures Contracts[1]	(7,514)	—	(7,514)
Total Liabilities	(7,514)	—	(7,514)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	28,032	—	28,032
Forward Currency Contracts	—	(95)	(95)
Realized Net Gain (Loss) on Derivatives	28,032	(95)	27,937

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,180	—	4,180
Forward Currency Contracts	—	191	191
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,180	191	4,371

International Value Fund
G.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, distributions in connection with fund share redemptions, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	73,399
Total Distributable Earnings (Loss)	(73,399)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	430,472
Undistributed Long-Term Gains	507,171
Net Unrealized Gains (Losses)	1,244,566
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	3,105
Total	2,185,314
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	373,465	341,585
Long-Term Capital Gains	—	—
Total	373,465	341,585
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,591,283
Gross Unrealized Appreciation	2,270,227
Gross Unrealized Depreciation	(1,017,054)
Net Unrealized Appreciation (Depreciation)	1,253,173
H.  During the year ended October 31, 2024, the fund purchased $5,170,137,000 of investment securities and sold $6,603,274,000 of investment securities, other than temporary cash investments.
I.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	26,052	46,674
Issued in Lieu of Cash Distributions	8,397	8,593
Redeemed	(68,658)	(71,293)
Net Increase (Decrease) in Shares Outstanding	(34,209)	(16,026)
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

International Value Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Trustees' Equity Fund and Shareholders of Vanguard International Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Value Fund (one of the funds constituting Vanguard Trustees' Equity Fund, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes,  and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $304,432,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $9,240,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $37,393,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $426,988,000 and foreign taxes paid of $35,011,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q460 122024

Financial Statements
For the year ended October 31, 2024
Vanguard Diversified Equity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Diversified Equity Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	12,518,512	873,166
Vanguard Growth and Income Fund Investor Shares	8,706,593	583,081
Vanguard WindsorTM Fund Investor Shares	24,713,094	580,263
Vanguard Windsor II Fund Investor Shares	8,941,759	433,765
Vanguard ExplorerTM Fund Investor Shares	2,371,403	286,679
Vanguard Mid-Cap Growth Fund	5,549,496	145,452
Total Investment Companies (Cost $1,640,397)		2,902,406
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.834% (Cost $—)	1	—
Total Investments (100.0%) (Cost $1,640,397)		2,902,406
Other Assets and Liabilities—Net (0.0%)		621
Net Assets (100%)		2,903,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Diversified Equity Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,640,397)	2,902,406
Receivables for Investment Securities Sold	7,065
Receivables for Capital Shares Issued	1,021
Total Assets	2,910,492
Liabilities
Due to Custodian	352
Payables for Capital Shares Redeemed	7,113
Total Liabilities	7,465
Net Assets	2,903,027
At October 31, 2024, net assets consisted of:

Paid-in Capital	1,571,795
Total Distributable Earnings (Loss)	1,331,232
Net Assets	2,903,027

Net Assets
Applicable to 56,486,151 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,903,027
Net Asset Value Per Share	$51.39
See accompanying Notes, which are an integral part of the Financial Statements.
2

Diversified Equity Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	27,421
Net Investment Income—Note B	27,421
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	79,414
Affiliated Funds Sold	3,701
Realized Net Gain (Loss)	83,115
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	692,795
Net Increase (Decrease) in Net Assets Resulting from Operations	803,331
See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Equity Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,421	22,497
Realized Net Gain (Loss)	83,115	84,075
Change in Unrealized Appreciation (Depreciation)	692,795	58,510
Net Increase (Decrease) in Net Assets Resulting from Operations	803,331	165,082
Distributions
Total Distributions	(115,708)	(242,790)
Capital Share Transactions
Issued	245,683	220,636
Issued in Lieu of Cash Distributions	107,439	224,491
Redeemed	(383,882)	(301,556)
Net Increase (Decrease) from Capital Share Transactions	(30,760)	143,571
Total Increase (Decrease)	656,863	65,863
Net Assets
Beginning of Period	2,246,164	2,180,301
End of Period	2,903,027	2,246,164
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.45	$41.38	$56.40	$40.98	$37.95
Investment Operations
Net Investment Income[1]	.475	.398	.356	.385	.452
Capital Gain Distributions Received[1]	1.374	1.973	6.162	2.294	1.866
Net Realized and Unrealized Gain (Loss) on Investments	12.134	.358	(17.785)	15.438	3.447
Total from Investment Operations	13.983	2.729	(11.267)	18.117	5.765
Distributions
Dividends from Net Investment Income	(.403)	(.256)	(.317)	(.346)	(.369)
Distributions from Realized Capital Gains	(1.640)	(4.403)	(3.436)	(2.351)	(2.366)
Total Distributions	(2.043)	(4.659)	(3.753)	(2.697)	(2.735)
Net Asset Value, End of Period	$51.39	$39.45	$41.38	$56.40	$40.98
Total Return[2]	36.30%	7.88%	-21.42%	45.67%	15.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,903	$2,246	$2,180	$2,965	$1,919
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.00%	0.99%	0.77%	0.76%	1.19%
Portfolio Turnover Rate	5%	7%	12%	6%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Diversified Equity Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,849
Total Distributable Earnings (Loss)	(5,849)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,171
Undistributed Long-Term Gains	61,715
Net Unrealized Gains (Losses)	1,259,346
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,331,232
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	37,571	13,657
Long-Term Capital Gains	78,137	229,133
Total	115,708	242,790
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,643,060
Gross Unrealized Appreciation	1,266,527
Gross Unrealized Depreciation	(7,181)
Net Unrealized Appreciation (Depreciation)	1,259,346
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2024 Shares (000)	2023 Shares (000)
Issued	5,228	5,424
Issued in Lieu of Cash Distributions	2,435	6,342
Redeemed	(8,117)	(7,518)
Net Increase (Decrease) in Shares Outstanding	(454)	4,248
7

Diversified Equity Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Vanguard Explorer Fund	217,835	4,462	2,300	(336)	67,018	1,363	710	286,679
Vanguard Growth and Income Fund	456,381	42,891	46,013	3,753	126,069	5,332	35,323	583,081
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	—
Vanguard Mid-Cap Growth Fund	106,299	1,506	—	—	37,647	499	—	145,452
Vanguard U.S. Growth Fund	676,186	4,854	110,112	(267)	302,505	2,198	—	873,166
Vanguard Windsor Fund	450,611	61,556	9,304	(22)	77,422	11,213	30,453	580,263
Vanguard Windsor II Fund	340,982	19,741	9,665	573	82,134	6,813	12,928	433,765
Total	2,248,294	135,010	177,394	3,701	692,795	27,421	79,414	2,902,406
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Trustees' Equity Fund and Shareholders of Vanguard Diversified Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Diversified Equity Fund (one of the funds constituting Vanguard Trustees' Equity Fund, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 38.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $25,347,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $658,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $81,668,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q6080 122024
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for International Value Fund are included in the financial statements filed under Item 7 of this Form, and those of the Diversified Equity Fund are borne by the underlying funds in which the fund of the Registrant invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND
BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.